AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                  Supplement to
                 Allocator 2000, Regent 2000, Executive Select,
                    Allocator 2000 Annuity, Designer Annuity
                         Prospectuses Dated May 1, 2002
                         Supplement Dated April 1, 2005

1. Effective May 1, 2005, AVLIC will add the Ameritas Money Market and Summit EAFE International Index portfolios, described below, to your Policy. The following information is added to your prospectus:

A. On Page 1 of each variable annuity prospectus, and at all other places where the investment options of the Separate Account are listed, the following Fund/Portfolio information is added:

---------------------- -------------------------------------------------- -----------------------------------------
                                Series Fund issuing the Subaccount
     Referred to as:                  underlying portfolios:                     Portfolio Advisor - Subadvisors
---------------------- -------------------------------------------------- -----------------------------------------
AMERITAS PORTFOLIOS    Calvert Variable Series, Inc. Ameritas Portfolios         Ameritas Investment Corp.
                                                                          (Calvert Asset Management Company, Inc.
                                                                                        - "Calvert")
---------------------- -------------------------------------------------- -----------------------------------------
SUMMIT PINNACLE        Summit Mutual Funds Inc. Summit Pinnacle Series        Summit Investment Partners, Inc.
SERIES                                                                       (World Asset Management - "World")
-------------------------------------------------------------------------------------------------------------------

B.       The following information is added to the SUBACCOUNT UNDERLYING
         PORTFOLIO ANNUAL EXPENSES charts for the year ended December 31, 2004:
 ------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                   Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Reductions    reductions if any
---------------------------------------------------------------------------- -------------------- --------------------
 AMERITAS PORTFOLIOS (subadvisor)
 ---------------------------------------------------------------------------------------------------------------------
 o   Ameritas Money Market (Calvert)         0.25%        -        0.12%      0.37%       -             0.37%

 ---------------------------------------------------------------------------------------------------------------------
 SUMMIT PINNACLE SERIES(9)
  --------------------------------------------------------------------------------------------------------------------
 o   EAFE International Index (World)        0.56%        -        0.69%      1.25%       0.30(10)      0.95%(10)

    (9) Total operating expenses in excess of those stated for the Summit portfolio are paid by the investment adviser. Morgan Stanley Capital International ("MSCI") is a licensor of trademarks, service marks and trade names of MSCI and the EAFE index, which is determined, composed and calculated by MSCI without regard to the issuer of this Fund. This trademark has been licensed for use by Summit Mutual Funds. The Fund is not sponsored, endorsed, sold or promoted by the licensing organization. MSCI makes no representation or warranty regarding the Fund and bear no liability with respect to the Fund.

    (10) The advisor has contractually agreed to limit all fund expenses to 1.25% of the average daily net assets of the portfolio by waiving advisory fees and/or reimbursing expenses of the portfolio, to the extent necessary. This fee limitation cannot be amended without approval of the Board of Director and shareholders of the Portfolio. The advisor has further agreed to voluntarily waive expenses to limit all expenses to 0.95% of the average daily net assets of the portfolio until December 31, 2005.

C. The following is added to each variable life and annuity prospectus' Appendix A: Variable Investment Option Portfolios:

------------------------------------------- ------------------------------------------------------------------
              Separate Account
                Portfolio                                   Summary of Investment Strategy/Fund Type
------------------------------------------- ------------------------------------------------------------------
     AMERITAS PORTFOLIOS - subadvisor        Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                            Advised by Ameritas Investment Corp.
------------------------------------------- ------------------------------------------------------------------
Ameritas Money Market - Calvert             Money market.
------------------------------------------- ------------------------------------------------------------------
          SUMMIT PINNACLE SERIES              Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                        Advised by Summit Investment Partners, Inc.
------------------------------------------- ------------------------------------------------------------------
EAFE International Index - World            Growth.
------------------------------------------- ------------------------------------------------------------------

D. Please see the Ameritas Money Market and Summit EAFE International Index prospectuses for more information about the portfolios.
                                                                        (OVER)

2. Effective July 22, 2005, the Scudder EAFE Equity Index fund will no longer be available as an investment option ("portfolio") under the Policy. New allocations may not be invested in the portfolio after April 30, 2005.

         The Board of Scudder VIT EAFE Equity Index Fund approved the termination and liquidation of the fund effective July 22, 2005. This fund is available through your Policy as an investment option portfolio. As of the close of business April 30, 2005, funds allocated to this portfolio may remain invested in this portfolio. However, funds transferred out of this portfolio after April 20, 2005 may not be reinvested in this portfolio. Also, if you have established a program with premium allocations to this portfolio, effective May 1, 2005, those allocations will be made to the Ameritas Money Market portfolio. Prior to July 22, 2005, you may transfer policy value in the EAFE Equity Index portfolio to any other policy investment option portfolio. If you do not, effective July 22, 2005, we will automatically substitute any shares remaining in the EAFE Equity Index portfolio, plus any future allocations to this portfolio, with shares equal in value of the Ameritas Money Market portfolio.
3. Effective April 1, 2005, the following information is added to your prospectus:

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

         This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Variable
                             Life Insurance Company.

          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.